Investments in Associates and Joint Ventures - Summary of Accumulated Unrecognized Share of Losses in Investments in Associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	₩ 4,818	₩ 7,372
Accumulated unrecognized loss	34,401	29,583
DSMETAL Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	0	0
Accumulated unrecognized loss	103	103
Incheon Bridge Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	(3,323)	(3,518)
Accumulated unrecognized loss	12,640	15,963
Jungdong Steel Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	0	0
Accumulated unrecognized loss	489	489
Shinla Construction Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	0	0
Accumulated unrecognized loss	183	183
Jaeyang Industry Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	0	0
Accumulated unrecognized loss	30	30
Terra Corporation
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	0	0
Accumulated unrecognized loss	14	14
Jungdo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	(120)	(8)
Accumulated unrecognized loss	423	543
Jinseung Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	(18)	0
Accumulated unrecognized loss	0	18
Korea NM Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	3	3
Accumulated unrecognized loss	34	31
Chongil Machine & Tools Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	0	7
Accumulated unrecognized loss	75	75
Skydigital Inc.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	20	3
Accumulated unrecognized loss	197	177
Imt Technology Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	0	0
Accumulated unrecognized loss	0	0
Jo Yang Industrial Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	36	8
Accumulated unrecognized loss	149	113
IDTECK Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	0	(144)
Accumulated unrecognized loss	0	0
MJT&I Corp.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	(1)	1
Accumulated unrecognized loss	152	153
Dae-A Leisure Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	87	310
Accumulated unrecognized loss	599	512
Il-Kwang Electronic Materials Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	0	(2)
Accumulated unrecognized loss	158	158
Dongjo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	(147)	696
Accumulated unrecognized loss	549	696
Iwon Alloy Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	(1)	19
Accumulated unrecognized loss	18	19
Chunsung-meat co., ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	9	24
Accumulated unrecognized loss	33	24
ALTSCS CO., LTD.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	395	1
Accumulated unrecognized loss	396	1
RAND Bio Science Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	187	231
Accumulated unrecognized loss	727	540
Star-Lord General Investors Private Real Estate Investment Company No.10
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized losses for the period	7,691	9,741
Accumulated unrecognized loss	₩ 17,432	₩ 9,741